TRADE AND OTHER PAYABLES (Tables)	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF TRADE AND OTHER PAYABLES

	September 30, 2025	March 31, 2025
	HK$	HK$
	(Unaudited)

Trade payables	22,000	82,560
Interest payables	3,168,915	3,000,465
Other payables	9,590,986	6,636,288
Accrued charges	182,150	169,000
Provision for long service payment	146,144	-
Provision for reinstatement cost	26,300	26,300

Total	13,136,495	9,914,613